Condensed consolidated interim statements of financial position - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 137,400,000	$ 517,900,000
Accounts receivable	2,300,000	4,300,000
Other receivables	3,500,000	10,000,000.0
Prepayment and deposits	51,800,000	95,200,000
Inventories	3,900,000	8,300,000
Current assets	198,900,000	635,700,000
Non-current assets
Plant and equipment	484,300,000	210,400,000
Right-of-use assets	65,600,000	50,800,000
Other assets	12,100,000	4,200,000
Non-current assets	562,000,000.0	265,400,000
Total assets	760,900,000	901,100,000
Current liabilities
Accounts payable and accrued liabilities	99,100,000	75,900,000
Lease liabilities	5,700,000	5,600,000
Current liabilities	104,800,000	81,500,000
Non-current liabilities
Lease liabilities	61,800,000	48,300,000
Deferred revenue	5,300,000	0
Convertible debt	282,800,000	272,900,000
Restoration provisions	2,600,000	400,000
Non-current liabilities	352,500,000	321,600,000
Total liabilities	457,300,000	403,100,000
Equity
Share capital	779,300,000	772,400,000
Other reserves	22,700,000	18,700,000
Accumulated deficit	(498,100,000)	(293,000,000.0)
Accumulated other comprehensive loss	(300,000)	(300,000)
Equity attributable to the Shareholders of Li-Cycle Holdings Corp.	303,600,000	497,800,000
Non-controlling interest	0	200,000
Total equity	303,600,000	498,000,000.0
Total liabilities and equity	$ 760,900,000	$ 901,100,000